Debt - Schedule of Outstanding Borrowings (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long term debt	$ 5,821,000	$ 5,330,000
Short-term portion	(5,821,000)	(5,330,000)
Total long-term debt, net	0	0
Line of Credit [Member] | 2016 Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Long term debt	3,603,000
Line of Credit [Member] | 2013 Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Long term debt		3,278,000
Term Loan [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Long term debt	3,676,000	5,000,000
Discount on Term Loan	(1,122,000)	(2,785,000)
Unamortized debt issuance costs related to Term Loan	$ (336,000)	$ (163,000)